Income Taxes (Details) - Schedule of Components of the Income (Loss) Before Income Tax - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) - Schedule of Components of the Income (Loss) Before Income Tax [Line Items]
Income (loss) before income taxes	$ 11,690,898	$ 9,372,836	$ 10,056,395
PRC subsidiaries [Member]
Income Taxes (Details) - Schedule of Components of the Income (Loss) Before Income Tax [Line Items]
Income (loss) before income taxes	(142,834)	(3,139,016)	(2,840,089)
Singapore subsidiary [Member]
Income Taxes (Details) - Schedule of Components of the Income (Loss) Before Income Tax [Line Items]
Income (loss) before income taxes	(175,753)
Hong Kong and Cayman subsidiaries [Member]
Income Taxes (Details) - Schedule of Components of the Income (Loss) Before Income Tax [Line Items]
Income (loss) before income taxes	$ 12,009,485	$ 12,511,852	$ 12,896,484